ACCOUNTS PAYABLE AND OTHER - Schedule of Accounts Payable and Other Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable	$ 9,543		$ 9,583
Provisions	5,065		4,104
Insurance contracts that are liabilities	8,223		5,494
Other liabilities	27,851		23,896
Accounts payable and other	$ 50,682	$ 50,682	$ 43,077